Exhibit 99.4

Client Name:
Client Project Name:	ACHM 2025-HE3
Start - End Dates:	9/1/2023 - 11/5/2025
Deal Loan Count:	750

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	Value	PRVAVALU5249	Property Value Not Supported	13
Compliance	County High Cost	CMPCHC5380	ILCK High-Cost Loan by exceeding points and fees threshold	6
Compliance	County High Cost	CMPCHC5381	ILCK High-Cost Loan by exceeding APR threshold	3
Total				22

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